Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0001723069
Registrant Name	Tiziana Life Sciences LTD
Registration File Number	333-286064
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A